SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) $ / item	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Allowance for doubtful accounts receivable	$ 108,000	$ 70,000
Amortization of financing costs	5,115,000	6,449,000	$ 5,625,000
Net actuarial gains/(losses)	526,000	(380,000)	677,000
Defined benefit plan, interest cost	797,000	886,000	1,164,000
Restricted cash and cash equivalents, noncurrent	10,579,000		8,989,000
Aggregated distributions from affiliates, equity method investment	40,750,000	18,500,000	37,500,000
Repayments of advances from joint venture investees	19,530,000	6,334,000
Cash distributions from affiliated companies	21,220,000	12,166,000	43,488,000
Distribution amount received presented in cash distributions from affiliated company			5,988,000
Insurance claims proceeds related to vessel operations	1,964,000	1,942,000	739,000
Accounting Standards Update 2017-07 [Member]
Summary Of Significant Accounting Policies [Line Items]
Net actuarial gains/(losses)	526,000	380,000	677,000
Defined benefit plan, interest cost	$ 809,000	$ 886,000	1,164,000
Accounts Receivable [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage	89.00%	90.00%
Revolving Credit Facility [Member] | INSW Facilities [Member]
Summary Of Significant Accounting Policies [Line Items]
Deferred finance costs, gross		$ 1,691,000
Term Loan [Member] | INSW Facilities [Member]
Summary Of Significant Accounting Policies [Line Items]
Deferred finance costs, gross	$ 23,626,000	19,827,000
Vessel/Fleet [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	25 years
Property, plant and equipment salvage, value per ton | $ / item	300
Interest costs capitalized	$ 0	$ 0	$ 0
Other Property [Member] | Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	3 years
Other Property [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	7 years
Drydock [Member] | Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Amortization period for deferred costs	2 years 6 months
Drydock [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Amortization period for deferred costs	5 years